Equity Incentive Plans	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans

11.       Equity Incentive Plans:

On June 7, 2021, the Company’s Board of Directors amended an incentive program that had been previously announced in January 2019 (the “Performance Incentive Program”) which provides for the issuance of shares pursuant to performance conditions being met. In particular, the amended program is triggered when the Company’s cumulative fuel cost savings, beginning from November 2019, exceed the threshold of $250,000 (“Excess Savings”). The program expires on December 31, 2024. Upon the satisfaction of the above threshold, the Board of Directors shall award a percentage ranging between 5%-10%, at its discretion, of the annual Excess Savings, the value of which will be reflected in actual shares to key employees. For the years ended December 31, 2021, 2022 and 2023, the Company estimated the intrinsic value of the award based on the fuel market prices at each year end and assumed, based on its best estimate, a range between 5% and 7.5% of Excess Savings to be awarded by the Board of Directors, and as a result an amount of $1,190, $9,570 and $8,840, respectively, was recognized and is included under “General and administrative expenses” in the consolidated income statements for the years ended December 31, 2021, 2022 and 2023. Based on 7.5% of the actual Excess Savings as of December 31, 2022, and the closing price of the Company’s common stock as of that date of $19.23, 450,000 common shares were awarded to key employees upon the approval of the Board of Directors which vested and were issued on February 27, 2023. In addition, based on 7.5% of the actual Excess Savings as of December 31, 2023, and the closing price of the Company’s common stock as of that date of $21.26, 370,000 common shares were awarded to key employees upon the approval of the Board of Directors, which vested and were issued on March 8, 2024.

On June 7, 2021, the Company’s Board of Directors adopted the 2021 Equity Incentive Plan (the “2021 Plan”) and reserved for issuance 515,000 common shares thereunder. On the same date, the Company granted all of the 515,000 restricted common shares to certain directors, officers and employees, of which 401,750 restricted common shares vested in September 2021, 56,625 restricted common shares vested in June 2022 and the remaining 56,625 restricted common shares vest in June 2024. The fair value of each restricted share was $18.88, based on the latest closing price of the Company’s common shares on the grant date.

On April 11, 2022, the Company's Board of Directors adopted the 2022 Equity Incentive Plan (the “2022 Plan”) and reserved for issuance 810,000 common shares thereunder. On the same date, all of the 810,000 restricted common shares were granted to certain directors, officers and employees of which 528,745 restricted common shares vested in October 2022, 193,405 restricted common shares vested in April 2023 and the remaining 87,850 common shares vest in April 2025. The fair value of each share was $25.69, based on the closing price of the Company’s common shares on the grant date.

On May 16, 2023, the Company's Board of Directors adopted the 2023 Equity Incentive Plan (the “2023 Plan”) and reserved for issuance 631,500 common shares thereunder. On the same date, all of the 631,500 restricted common shares were granted to certain directors, officers and employees of which 411,974 restricted common shares vested in November 2023, 151,026 restricted common shares vest in May 2024 and the remaining 68,500 common shares vest in May 2026. The fair value of each share was $18.19, based on the closing price of the Company’s common shares on the grant date.

All non-vested shares, if any, vest according to the terms and conditions of the applicable award agreements. The issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable if the service conditions are not fulfilled. For the years ended December 31, 2021, 2022 and 2023 the Company paid $875, $4,651 and $938, respectively, for dividends to non-vested shares.

The shares which are issued in accordance with the terms of the Company’s equity incentive plans or awards remain restricted until they vest. For the years ended December 31, 2021, 2022 and 2023, the share based compensation cost was $10,335, $28,481 and $20,877 respectively, and is included under “General and administrative expenses” in the consolidated income statements. There were no forfeitures of non-vested shares during the years 2021, 2022 and 2023.

11.       Equity Incentive Plans - (continued):

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2021, 2022 and 2023, and the movement during these years, is presented below:

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2021	415,889	$7.09
Granted	515,000	18.88
Vested	(595,560)	15.28
Unvested as at December 31, 2021	335,329	$10.65

Unvested as at January 1, 2022	335,329	$10.65
Granted	810,000	25.69
Vested	(685,139)	22.57
Unvested as at December 31, 2022	460,190	$19.38

Unvested as at January 1, 2023	460,190	$19.38
Granted	1,081,500	18.62
Vested	(1,177,689)	18.46
Unvested as at December 31, 2023	364,001	$20.11

As of December 31, 2023, the estimated compensation cost relating to non-vested restricted share awards (including cost for the Performance Incentive Program) not yet recognized was $5,226, and is expected to be recognized over the weighted average period of 1.22 years. The total fair value of shares vested during the years ended December 31, 2021, 2022 and 2023 was $13,104, $15,464 and $24,877, respectively.